Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
15.
SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group's chief operating decision makers ("CODM") in deciding how to allocate resources and assess performance. The Group's CODM has been identified as the Chief Executive Officer ("CEO"), who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The CODM reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only and does not distinguish between services for the purpose of making decisions about resources allocation and performance assessment. As such, the Group concluded that it has one operating segment and one reporting segment. The Group operates solely in the PRC and all of the Group's long-lived assets are located in the PRC.